Total revenues and other income - Recognition of payments (Details) € in Thousands, $ in Thousands					12 Months Ended
	Aug. 23, 2019 USD ($)	Aug. 23, 2019 EUR (€)	Jul. 14, 2019 USD ($)	Jul. 14, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront received			$ 3,950,000	€ 3,569,800
Upfront Payment Received	$ 3,950,000	€ 3,569,800
Deferred income					€ 3,000,646		€ 149,801		€ 219,892	€ 285,612
Revenue recognized					844,985		288,836		127,087
Gilead
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront received					€ 3,569,815
Gilead | Collaboration agreement for filgotinib, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront received | $						$ 15,000
Upfront Payment Received							12,418
Gilead | Collaboration agreement for filgotinib, Upfront payment, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront received | $								$ 300,000
Upfront Payment Received									275,558
Gilead | Collaboration agreement for filgotinib, Subscription agreement, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront Payment Received									39,003
Deferred income									39,000
Gilead | Collaboration agreement for filgotinib, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront received | $								70,000
Upfront Payment Received									64,435
Servier | Collaboration agreement for osteoarthritis, Milestone payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront Payment Received							9,000
Servier | Collaboration agreement for osteoarthritis, License fee, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront Payment Received									6,000
AbbVie | Collaboration agreement for CF, Upfront payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront received | $						45,000
Upfront Payment Received							38,874
AbbVie | Collaboration agreement for CF, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront received | $						$ 10,000
Upfront Payment Received							8,548
AbbVie | Collaboration agreement for CF, Upfront payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront received | $								45,000
Upfront Payment Received									34,001
AbbVie | Collaboration agreement for CF, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront received | $								$ 77,500
Upfront Payment Received									68,310
Novartis | Collaboration Agreement for MOR106, Upfront Payment, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront Payment Received							47,500
IAS18
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							232,800		127,087
IAS18 | Upfront and Milestone Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							213,845
IAS18 | Upfront and Milestone Payments and License Fees Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							115,503
IAS18 | Upfront Payments and License Fees, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							85,537
IAS18 | Milestone Payments for Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							29,966
IAS18 | Upfront and Milestone Payments and License Fees, Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income									219,343
Revenue recognized							98,342		114,921
IAS18 | Upfront Payments and License Fees, Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income									219,343
Revenue recognized							98,342		71,971
IAS18 | Milestone Payments for Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized									42,950
IAS18 | Gilead | Collaboration agreement for filgotinib, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							12,418
IAS18 | Gilead | Collaboration agreement for filgotinib, Upfront payment, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income									187,449
Revenue recognized							84,806		62,488
IAS18 | Gilead | Collaboration agreement for filgotinib, Subscription agreement, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income									26,532
Revenue recognized							12,004		8,845
IAS18 | Gilead | Collaboration agreement for filgotinib, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized									9,354
IAS18 | Servier | Collaboration agreement for osteoarthritis, Milestone payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							9,000
IAS18 | Servier | Collaboration agreement for osteoarthritis, License fee, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income									5,362
Revenue recognized							1,532		638
IAS18 | AbbVie | Collaboration agreement for CF, Upfront payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							38,037
IAS18 | AbbVie | Collaboration agreement for CF, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							8,548
IAS18 | AbbVie | Collaboration agreement for CF, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized									33,596
IAS18 | Novartis | Collaboration Agreement for MOR106, Upfront Payment, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							47,500
IFRS 15
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							288,836
IFRS 15 | Upfront and Milestone Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							149,021
Revenue recognized							269,881
IFRS 15 | Upfront and Milestone Payments and License Fees Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							5,646
Revenue recognized							110,694
IFRS 15 | Upfront Payments and License Fees, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							837
Revenue recognized							85,537
IFRS 15 | Milestone Payments for Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							4,809
Revenue recognized							25,157
IFRS 15 | Upfront and Milestone Payments and License Fees, Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							143,375		302,563
Deferred income reclassified from equity									83,220
Revenue recognized							159,187
IFRS 15 | Upfront Payments and License Fees, Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							117,903		228,853
Deferred income reclassified from equity									9,510
Revenue recognized							110,950
IFRS 15 | Milestone Payments for Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							25,472		73,710
Deferred income reclassified from equity									73,710
Revenue recognized							48,237
IFRS 15 | Gilead | Collaboration agreement for filgotinib, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							4,625
Revenue recognized							7,793
IFRS 15 | Gilead | Collaboration agreement for filgotinib, Upfront payment, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							102,643		187,449
Revenue recognized							84,806
IFRS 15 | Gilead | Collaboration agreement for filgotinib, Subscription agreement, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							14,528		26,532
Revenue recognized							12,004
IFRS 15 | Gilead | Collaboration agreement for filgotinib, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							24,001		43,832
Deferred income reclassified from equity									43,832
Revenue recognized							19,831
IFRS 15 | Servier | Collaboration agreement for osteoarthritis, Milestone payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							9,000
IFRS 15 | Servier | Collaboration agreement for osteoarthritis, License fee, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income reclassified from equity									(5,362)
IFRS 15 | AbbVie | Collaboration agreement for CF, Upfront payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							837
Revenue recognized							38,037
IFRS 15 | AbbVie | Collaboration agreement for CF, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							184
Revenue recognized							8,364
IFRS 15 | AbbVie | Collaboration agreement for CF, Upfront payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							732		14,872
Deferred income reclassified from equity									14,872
Revenue recognized							14,140
IFRS 15 | AbbVie | Collaboration agreement for CF, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							1,471		29,878
Deferred income reclassified from equity									€ 29,878
Revenue recognized							28,406
IFRS 15 | Novartis | Collaboration Agreement for MOR106, Upfront Payment, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized							€ 47,500